Nature of the business, Concessional assets owned (Details) - USD ($) $ in Thousands			3 Months Ended
		Sep. 30, 2013	Mar. 31, 2018
ACT [Member]
Nature of the business [Abstract]
Type			Efficient natural gas
Ownership			100.00%
Location			Mexico
Currency	[1]		USD
Capacity (gross)			300 MW
Counterparty credit ratings	[2]		BBB+/Baa3/BBB+
COD			2Q 2013
Contract years left	[3]		15 years
ATN [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Peru
Currency	[1]		USD
Capacity (gross)			362 miles
Counterparty credit ratings	[2]		BBB+/A3/BBB+
COD			1Q 2011
Contract years left	[3]		23 years
ATS [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Peru
Currency	[1]		USD
Capacity (gross)			569 miles
Counterparty credit ratings	[2]		BBB+/A3/BBB+
COD			1Q 2014
Contract years left	[3]		26 years
ATN2 [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Peru
Currency	[1]		USD
Capacity (gross)			81 miles
Counterparty credit ratings	[2]		Not rated
COD			2Q 2015
Contract years left	[3]		15 years
Quadra 1 [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			49 miles
Counterparty credit ratings	[2]		Not rated
COD			2Q 2014
Contract years left	[3]		17 years
Quadra 2 [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			32 miles
Counterparty credit ratings	[2]		Not rated
COD			1Q 2014
Contract years left	[3]		17 years
Palmucho [Member]
Nature of the business [Abstract]
Type			Transmission line
Ownership			100.00%
Location			Chile
Currency	[1]		USD
Capacity (gross)			6 miles
Counterparty credit ratings	[2]		BBB+/Baa2/BBB+
COD			4Q 2007
Contract years left	[3]		20 years
Skikda [Member]
Nature of the business [Abstract]
Type			Water
Ownership	[4]		34.20%
Location			Algeria
Currency	[1]		USD
Capacity (gross)			3.5 M ft3/day
Counterparty credit ratings	[2]		Not rated
COD			1Q 2009
Contract years left	[3]		16 years
Skikda [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			49.00%
Skikda [Member] | Sadyt [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			16.83%
Honaine [Member]
Nature of the business [Abstract]
Type			Water
Ownership	[5]		25.50%
Location			Algeria
Currency	[1]		USD
Capacity (gross)			7 M ft3/day
Counterparty credit ratings	[2]		Not rated
COD			3Q 2012
Contract years left	[3]		20 years
Honaine [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			49.00%
Honaine [Member] | Sadyt [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			25.50%
PS10/PS20 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			31 MW
Counterparty credit ratings	[2]		A-/Baa1/A-
COD			1Q 2007 & 2Q 2009
PS10 [Member]
Nature of the business [Abstract]
Contract years left	[3]		14 years
PS20 [Member]
Nature of the business [Abstract]
Contract years left	[3]		16 years
Solana [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Ownership interest type	[6]		Class B
Location			Arizona (USA)
Currency	[1]		USD
Capacity (gross)			280 MW
Counterparty credit ratings	[2]		A-/A3/A-
COD			4Q 2013
Contract years left	[3]		26 years
Solana [Member] | Liberty Interactive Corporation [Member]
Nature of the business [Abstract]
Class A membership investment		$ 300,000
Percentage of dividends and taxable loss once certain conditions met		22.60%
Solana [Member] | Liberty Interactive Corporation [Member] | Bottom of range [member]
Nature of the business [Abstract]
Percentage of dividends and taxable loss received		54.06%
Solana [Member] | Liberty Interactive Corporation [Member] | Top of range [member]
Nature of the business [Abstract]
Percentage of dividends and taxable loss received		61.20%
Mojave [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			California (USA)
Currency	[1]		USD
Capacity (gross)			280 MW
Counterparty credit ratings	[2]		BBB+/Baa1/BBB+
COD			4Q 2014
Contract years left	[3]		22 years
Solaben 2 & 3 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[7]		70.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A-/Baa1/A-
COD			3Q 2012 & 2Q 2012
Solaben 2 & 3 [Member] | Itochu Corporation [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			30.00%
Solaben 2 [Member]
Nature of the business [Abstract]
Contract years left	[3]		20 years
Solaben 3 [Member]
Nature of the business [Abstract]
Contract years left	[3]		19 years
Solacor 1 & 2 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[8]		87.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A-/Baa1/A-
COD			1Q 2012 & 1Q 2012
Contract years left	[3]		19 years
Solacor 1 & 2 [Member] | JGC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			13.00%
Helioenergy 1 & 2 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A-/Baa1/A-
COD			3Q 2011 & 4Q 2011
Contract years left	[3]		19 years
Helios 1 & 2 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A-/Baa1/A-
COD			3Q 2012 & 3Q 2012
Contract years left	[3]		20 years
Solnova 1, 3 & 4 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			3x50 MW
Counterparty credit ratings	[2]		A-/Baa1/A-
COD			2Q 2010 & 2Q 2010 & 3Q 2010
Solnova 1 [Member]
Nature of the business [Abstract]
Contract years left	[3]		17 years
Solnova 3 [Member]
Nature of the business [Abstract]
Contract years left	[3]		17 years
Solnova 4 [Member]
Nature of the business [Abstract]
Contract years left	[3]		18 years
Solaben 1 & 6 [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership			100.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			2x50 MW
Counterparty credit ratings	[2]		A-/Baa1/A-
COD			3Q 2013
Contract years left	[3]		21 years
Seville PV [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[9]		80.00%
Location			Spain
Currency	[1]		Euro
Capacity (gross)			1 MW
Counterparty credit ratings	[2]		A-/Baa1/A-
COD			3Q 2006
Contract years left	[3]		18 years
Seville PV [Member] | Idae [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			20.00%
Kaxu [Member]
Nature of the business [Abstract]
Type			Renewable (Solar)
Ownership	[10]		51.00%
Location			South Africa
Currency	[1]		Rand
Capacity (gross)			100 MW
Counterparty credit ratings	[2],[11]		BB/Baa3/BB+
COD			1Q 2015
Contract years left	[3]		17 years
Kaxu [Member] | IDC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			29.00%
Kaxu [Member] | Kaxu Community Trust [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			20.00%
Palmatir [Member]
Nature of the business [Abstract]
Type			Renewable (Wind)
Ownership			100.00%
Location			Uruguay
Currency	[1]		USD
Capacity (gross)			50 MW
Counterparty credit ratings	[2],[12]		BBB/Baa2/BBB-
COD			2Q 2014
Contract years left	[3]		16 years
Cadonal [Member]
Nature of the business [Abstract]
Type			Renewable (Wind)
Ownership			100.00%
Location			Uruguay
Currency	[1]		USD
Capacity (gross)			50 MW
Counterparty credit ratings	[2],[12]		BBB/Baa2/BBB-
COD			4Q 2014
Contract years left	[3]		17 years
Mini-Hydro [Member]
Nature of the business [Abstract]
Type			Renewable (Hydraulic)
Ownership			100.00%
Location			Peru
Currency	[1]		USD
Capacity (gross)			4 MW
Counterparty credit ratings	[2]		BBB+/A3/BBB+
COD			2Q 2012
Contract years left	[3]		15 years

[1]	Certain contracts denominated in U.S. dollars are payable in local currency.
[2]	Reflects the counterparty's credit ratings issued by Standard & Poor's Ratings Services, or S&P, Moody's Investors Service Inc., or Moody's, and Fitch Ratings Ltd, or Fitch.
[3]	As of December 31, 2017.
[4]	Algerian Energy Company, SPA owns 49% of Skikda and Sadyt (Sociedad Anonima Depuracion y Tratamientos) owns the remaining 16.83%.
[5]	Algerian Energy Company, SPA owns 49% of Honaine and Sadyt (Sociedad Anonima Depuracion y Tratamientos) owns the remaining 25.5%.
[6]	On September 30, 2013, Liberty Interactive Corporation invested $300,000 thousand in Class A membership interests in exchange for the right to receive between 54.06% and 61.20% of taxable losses and distributions until such time as Liberty reaches a certain rate of return, or the "Flip Date", and 22.60% of taxable losses and distributions thereafter once certain conditions are met.
[7]	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.
[8]	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
[9]	Instituto para la Diversificacion y Ahorro de la Energia ("Idae"), a Spanish state owned company, holds 20% of the shares in Seville PV.
[10]	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
[11]	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.
[12]	Refers to the credit rating of Uruguay, as UTE (Administracion Nacional de Usinas y Transmisoras Electricas) is unrated.